Fees Summary	Nov. 26, 2024 USD ($)
Fees Summary [Line Items]
Narrative Disclosure

The prospectus to which this Exhibit is attached is a final prospectus for the related offerings. The combined maximum aggregate offering price for the offerings is $1,937,000 (comprised of (i) $1,659,000 maximum aggregate offering price with respect to notes linked to the S&P 500® Index, (ii) $278,000 maximum aggregate offering price with respect to notes linked to the Russell 2000® Index.)

Narrative - Max Aggregate Offering Price	$ 1,937,000